UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

RQSI Small Cap Hedged Equity Fund

Semi-Annual Report	April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.6%
	Shares	Value

CONSUMER DISCRETIONARY — 12.6%
American Axle & Manufacturing Holdings*	13,723	$212,844
Brinker International	6,682	309,510
Carter’s	3,346	356,918
Cooper Tire & Rubber	7,277	251,347
Dana Holding	18,102	234,059
DSW, Cl A	12,194	299,607
Fossil Group*	5,590	226,395
Interpublic Group of Companies	20,793	476,991
iRobot*	18,775	701,810
KB Home	41,628	564,892
Leggett & Platt	9,859	485,950
New York Times, Cl A	38,298	490,981
Regal Entertainment Group, Cl A	15,692	327,178
Sally Beauty Holdings*	12,935	406,159
Sequential Brands Group*	103,719	575,641
Service International	19,335	515,664
Sinclair Broadcast Group, Cl A	10,134	324,997

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY — continued
Steven Madden*	8,726	$305,497
Tempur Sealy International*	3,906	236,977
Tupperware Brands	5,166	299,990
Wolverine World Wide	16,377	310,344
Wyndham Worldwide	6,243	442,941

		8,356,692

CONSUMER STAPLES — 4.8%
Boston Beer, Cl A*	1,384	216,015
Cal-Maine Foods	10,505	533,233
Darling Ingredients*	30,051	435,439
Herbalife*	9,124	528,735
Snyder’s-Lance	8,557	273,567
Sprouts Farmers Market*	14,922	418,861
USANA Health Sciences*	3,940	466,654
Vector Group	12,541	270,886

		3,143,390

ENERGY — 0.8%
Dril-Quip*	8,225	533,145

FINANCIALS — 23.4%
American Equity Investment Life Holding	11,843	165,802
Arthur J Gallagher	10,728	493,917
Assured Guaranty	11,083	286,717
BancorpSouth	12,199	286,555
Brown & Brown	22,753	798,859
Capitol Federal Financial	23,430	311,385
CNO Financial Group	15,831	290,815
Columbia Property Trust REIT	12,243	273,019
Commerce Bancshares	7,010	328,208
Corrections Corp of America REIT	10,671	324,612

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Credit Acceptance*	2,349	$461,038
Cullen	4,443	284,308
DuPont Fabros Technology REIT	9,477	377,374
Eaton Vance	8,422	290,812
Equity One REIT	11,441	323,780
EverBank Financial	17,620	265,710
First American Financial	7,976	287,296
First Niagara Financial Group	29,383	310,284
FNB	22,577	298,468
Fulton Financial	22,661	317,027
Hancock Holding	11,019	286,163
HFF, Cl A	16,768	533,725
Highwoods Properties REIT	6,999	327,063
Hospitality Properties Trust REIT	29,297	749,710
Investors Bancorp	24,310	280,781
Investors Real Estate Trust REIT	37,453	225,467
Janus Capital Group	19,583	285,912
LPL Financial Holdings	7,138	188,443
MarketAxess Holdings	7,587	931,380
Medical Properties Trust REIT	26,914	358,225
National Retail Properties REIT	8,003	350,211
Northwest Bancshares	22,594	316,767
Old National Bancorp	21,723	291,088
Old Republic International	26,105	482,681
Popular	10,285	305,670
Provident Financial Services	14,967	299,041
RMR Group	188	4,685
Tanger Factory Outlet Centers REIT	8,701	305,231
Taubman Centers REIT	6,669	463,162
Trustmark	12,656	310,199

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
United Bankshares	7,690	$297,526
Waddell & Reed Financial, Cl A	25,955	527,925
Washington Federal	12,194	296,192
Weingarten Realty Investors REIT	8,504	313,968

		15,507,201

HEALTH CARE — 6.8%
Cambrex*	11,285	544,389
Concert Pharmaceuticals*	48,519	676,356
Lannett*	12,686	243,317
LifePoint Health*	3,789	255,985
NuVasive*	5,654	299,323
Omnicell*	8,634	275,079
Patterson	5,440	235,824
Quintiles Transnational Holdings*	7,330	506,283
Seattle Genetics*	18,888	670,146
STERIS	6,716	474,619
VCA*	4,630	291,551

		4,472,872

INDUSTRIALS — 16.7%
ABM Industries	10,708	344,476
AGCO	6,284	336,005
Armstrong Flooring*	3,064	44,612
Armstrong World Industries*	6,129	250,124
B/E Aerospace	6,476	314,928
BWX Technologies, Cl W	19,749	659,419
Cintas	5,313	477,001
Colfax*	11,280	365,810
Copart*	8,399	359,813
Donaldson	10,070	329,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
EMCOR Group	6,299	$305,376
Genesee & Wyoming, Cl A*	4,532	295,079
Graco	6,994	548,260
Greenbrier	15,609	468,114
Heartland Express	16,150	292,477
Herman Miller	15,448	466,066
Hexcel	6,566	297,243
IDEX	5,758	471,580
Jacobs Engineering Group*	10,957	488,463
JB Hunt Transport Services	5,665	469,515
KAR Auction Services	12,512	470,451
Knight Transportation	11,964	317,883
Pitney Bowes	14,727	308,825
Ritchie Bros Auctioneers	11,711	335,989
RR Donnelley & Sons	18,027	313,670
Ryder System	4,237	292,014
Sun Hydraulics	16,395	580,055
WESCO International*	6,215	365,380
Xylem	11,667	487,447

		11,055,163

INFORMATION TECHNOLOGY — 15.2%
Avnet	10,772	442,945
Booz Allen Hamilton Holding, Cl A	10,323	284,605
Brocade Communications Systems	83,487	802,310
Cadence Design Systems*	20,237	469,295
CDW	11,499	442,712
FLIR Systems	11,403	344,485
Integrated Device Technology*	19,270	371,526
IPG Photonics*	5,839	506,067
Jabil Circuit	13,234	229,742

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Manhattan Associates*	7,751	$469,246
Methode Electronics	16,039	476,839
NetScout Systems*	8,478	188,720
NIC	26,831	475,177
Polycom*	22,070	263,737
PTC*	8,581	312,863
Rackspace Hosting*	30,698	702,063
Rambus*	43,244	502,494
Synopsys*	9,851	468,120
Syntel*	11,301	480,632
Teradyne	22,102	417,949
Tessera Technologies	17,112	491,457
Unisys*	86,074	663,630
VeriFone Systems*	10,090	287,161

		10,093,775

MATERIALS — 5.2%
Bemis	6,643	333,346
Celanese, Cl A	7,285	515,050
Domtar	7,374	284,931
HB Fuller	8,005	357,984
LSB Industries*	51,982	684,083
Olin	38,156	831,419
Sonoco Products	9,825	460,694

		3,467,507

TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems	10,619	314,004

UTILITIES — 3.6%
Black Hills	6,643	402,499
Great Plains Energy	11,059	345,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UTILITIES — continued
MDU Resources Group	16,125	$323,468
National Fuel Gas	5,790	321,345
PNM Resources	10,815	342,619
Portland General Electric	8,201	325,744
Vectren	6,688	326,709

		2,387,756

TOTAL COMMON STOCK (Cost $58,993,865)		59,331,505

TOTAL INVESTMENTS — 89.6% (Cost $58,993,865)		$59,331,505

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Equity Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
NASDAQ 100 E-MINI	(126)	June-2016	$51,879
S&P 500 Index EMINI	(15)	June-2016	20,145

			$72,024

For the six-month period ended April 30, 2016, the monthly average notional value of long futures contracts held was $2,046,583 and the monthly average notional value of short futures contracts held was $(14,287,930).

Percentages are based on Net Assets of $66,237,312.

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

As of April 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

For the six-month period ended April 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $58,993,865)	$59,331,505
Cash	5,244,678
Cash Collateral on Futures Contracts	1,647,257
Dividends Receivable	65,106
Deferred Offering Costs (Note 2)	23,185
Reclaim Receivable	478
Other Prepaid Expenses	7,225

Total Assets	66,319,434

Liabilities:
Payable due to Investment Adviser	43,454
Audit Fees Payable	11,181
Printing Fees Payable	9,059
Transfer Agent Fees Payable	7,835
Payable due to Administrator	6,557
Payable due to Trustees	2,587
Chief Compliance Officer Fees Payable	1,358
Shareholder Servicing Fees Payable (Retail Shares)	59
Distribution Fees Payable (Retail Shares)	32

Total Liabilities	82,122

Net Assets	$66,237,312

NET ASSETS CONSIST OF:
Paid-in Capital	$70,813,556
Undistributed Net Investment Income	177,564
Accumulated Net Realized Loss on Investments and Equity Futures Contracts	(5,163,472)
Net Unrealized Appreciation on Investments	337,640
Net Unrealized Appreciation on Equity Futures Contracts	72,024

Net Assets	$66,237,312

Institutional Shares:
Net Assets	$66,118,549
Outstanding Shares of beneficial interest (unlimited authorization—no par value)	7,071,583
Net Asset Value, Offering and Redemption Price Per Share	$9.35

Retail Shares:
Net Assets	$118,763
Outstanding Shares of beneficial interest (unlimited authorization—no par value)	12,675
Net Asset Value, Offering and Redemption Price Per Share	$9.37

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$744,918
Less: Foreign Taxes Withheld	(1,520)

Total Investment Income	743,398

Expenses:
Investment Advisory Fees	262,169
Administration Fees	39,818
Trustees’ Fees	7,313
Chief Compliance Officer Fees	3,410
Distribution Fees (Retail Shares)	140
Shareholder Servicing Fees (Retail Shares)	55
Offering Costs (Note 2)	32,209
Transfer Agent Fees	30,241
Legal Fees	21,837
Printing Fees	11,743
Audit Fees	10,786
Custodian Fees	8,462
Registration and Filing Fees	5,880
Interest Expense	77
Other Expenses	6,098

Total Expenses	440,238

Net Investment Income	303,160

Net Realized Loss on:
Investments	(1,440,103)
Equity Futures Contracts	(2,193,121)

Net Realized Loss	(3,633,224)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,046,472)
Equity Futures Contracts	60,517

Net Change in Unrealized Appreciation (Depreciation)	(985,955)

Net Realized and Unrealized Loss	(4,619,179)

Net Decrease in Net Assets Resulting from Operations	$(4,316,019)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six-Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Operations:
Net Investment Income (Loss)	$303,160	$(38,679)
Net Realized Loss on Investments and Equity Futures Contracts	(3,633,224)	(1,528,802)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Futures Contracts	(985,955)	1,395,619

Net Decrease in Net Assets Resulting From Operations	(4,316,019)	(171,862)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(88,281)	—
Retail Shares	(82)	—

Total Dividends and Distributions	(88,363)	—

Capital Share Transactions:(1)
Institutional Shares
Issued	600,000	70,000,096
Reinvestment of Distributions	88,281	—

Net Institutional Shares Capital Share Transactions	688,281	70,000,096

Retail Shares
Issued	25,000	100,097
Reinvestment of Distributions	82	—

Net Retail Shares Capital Share Transactions	25,082	100,097

Net Increase in Net Assets From Capital Share Transactions	713,363	70,100,193

Total Increase (Decrease) in Net Assets	(3,691,019)	69,928,331

Net Assets:
Beginning of Period	69,928,331	—

End of Period	$66,237,312	$69,928,331

Undistributed Net Investment Income/(Accumulated Net Investment Loss)	$177,564	$(37,233)

*	The Fund commenced operations on September 9, 2015.

(1)	See Note 7 for share transactions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout The Periods

	Institutional Shares
	Six-Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$9.98		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.04		(0.01)
Net Realized and Unrealized Loss	(0.66)		(0.01)

Total from Investment Operations	(0.62)		(0.02)

Dividends from:
Net Investment Income	(0.01)		—

Total Dividends	(0.01)		—

Net Asset Value, End of Period	$9.35		$9.98

Total Return†	(6.19)%		(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$66,119		$69,827
Ratio of Expenses to Average Net Assets	1.34	%††	1.62	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.93	%††	(0.40	)%††
Portfolio Turnover Rate	84	%†††	6	%†††

(1)	Commenced operations on September 9, 2015.

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts	designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Date & Ratios For a Share Outstanding Throughout The Periods

	Retail Shares
	Six-Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$9.99		$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.03		0.00
Net Realized and Unrealized Loss	(0.64)		(0.01)

Total from Investment Operations	(0.61)		(0.01)

Dividends from:
Net Investment Income	(0.01)		—

Total Dividends and Distributions	(0.01)		—

Net Asset Value, End of Period	$9.37		$9.99

Total Return†	(6.14)%		(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$119		$101
Ratio of Expenses to Average Net Assets	1.69	%††	2.03	%††(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56	%††	(1.00	)%††
Portfolio Turnover Rate	84	%†††	6	%†††

(1)	Commenced operations on September 9, 2015.

(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts	designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return with lower volatility than the overall equity market. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no fair valued securities in the Fund.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period ended April 30, 2016, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2016.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

Classes —  Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2016, the remaining amount still to be amortized for the Fund was $23,185.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-month period ended April 30, 2016, the Fund paid $39,818 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

own expense, pay financial intermediaries for these and other services to the Fund’s shareholders.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The annual distribution and service fees for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets.

6. Investment Transactions:

For the six-month period ended April 30, 2016, the Fund made purchases of $50,685,369 and sales of $51,579,534 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

7. Share Transactions:

	Six-Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Institutional Shares
Issued	62,434	7,000,010
Reinvestment of Distributions	9,139	—

Total Institutional Shares Transactions	71,573	7,000,010

Retail Shares
Issued	2,546	10,121
Reinvestment of Distributions	8	—

Total Retail Shares Transactions	2,554	10,121

Net Increase in Shares Outstanding	74,127	7,010,131

*	The Fund commenced operations on September 9, 2015.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

As of October 31, 2015, the components of accumulated losses on a tax basis were as follows:

Unrealized Appreciation	$1,367,337
Short-Term Capital Loss Carryforwards	(427,944)
Long-Term Capital Loss Carryforwards	(1,074,022)
Late-Year Loss Deferral	(37,233)

Total Accumulated Losses	$(171,862)

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

Late-year loss deferrals represent ordinary losses realized on investments from September 9, 2015 (inception date) through October 31, 2015, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following year.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$58,993,865	$3,447,267	$(3,109,627)	$337,640

9. Other:

At April 30, 2016, one record shareholder held 99% of Institutional Shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of multiple underlying shareholders. At April 30, 2016, two record shareholders held 100% of the Investor Shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Shares	$1,000.00	$938.10	1.34%	$6.46
Retail Shares	1,000.00	938.60	1.69	8.15

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.20	1.34%	$6.72
Retail Shares	1,000.00	1,016.46	1.69	8.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

RQSI Small Cap Hedged Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016